Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Change of Our Financial Results in Balance Sheets	U.S. GAAP differences as of December 31, 2022:
	Note	IFRS (previously reported)	U.S. GAAP
Other current assets	2A(c)	591	589
Right of use assets, net	2A(a)	1,107	1,263
Trade accounts payables	2A(c)	150	152
Other accounts payables	2A(c)	1,217	1,216
Current lease liabilities	2A(a)	329	268
Financial liabilities at fair value	2A(b)	368	26
Long term lease liabilities	2A(a)	728	873
Loan from the Israeli Innovation Authority (“IIA”)	2A(g)	398	-
Foreign exchange reserve	2A(c)	(1,928)	-
Share capital and additional paid in capital	2A(b)	53,814	57,866
Accumulated losses	2A	(39,064)	(44,235)
Total Shareholders’ Equity	2A	12,822	13,631

Schedule of Change of Our Financial Results in Comprehensive Income	U.S. GAAP differences for the year ended December 31, 2021:
	IFRS (previously reported)	U.S. GAAP
Research and development expenses	3,909	4,070
Sales and marketing expenses	1,951	1,980
General and administrative expenses	7,572	6,937
Other expenses (income)	-	(23)
Operating loss	13,432	12,964

Interest income from deposit	-	(1)
Finance expenses (income), net	3,523	4,230
Loss before tax	16,955	17,193

Taxes on income	-	-

Total net loss	16,955	17,193

Exchange (losses) profits arising on translation to presentation currency	(845)	-
Total comprehensive loss	16,110	17,193
U.S. GAAP differences for the year ended December 31, 2022:
	IFRS (previously reported)	U.S. GAAP
Research and development expenses	8,054	8,183
Sales and marketing expenses	1,325	1,328
General and administrative expenses	5,391	5,375
Other expenses (income)	-	7
Operating loss	14,770	14,893

Interest income from deposits	-	(192)
Finance expenses (income), net	(4,497)	275
Loss before tax	10,273	14,976

Taxes on income	-	-

Total net loss	10,273	14,976

Exchange (losses)profits arising on translation to presentation currency	2,138	-
Total comprehensive loss	12,411	14,976

Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets	Annual rates of depreciation are as follows:
%

Computers	33
Development equipment	20
Furniture and office equipment	6-15
Leasehold Improvements	10